Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	33,466,112	27,124,446
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	CAD 1.06	CAD 0.48
Number of share options granted in share-based payment arrangement	6,200,000	10,200,000
Weighted average exercise price of share options granted in share-based payment arrangement	CAD 3.27	CAD 2.45
Number of share options exercised in share-based payment arrangement	(1,424,445)	(2,941,666)
Weighted average exercise price of share options exercised in share-based payment arrangement	CAD 0.79	CAD 0.41
Number of share options expired in share-based payment arrangement		(116,667)
Weighted average exercise price of share options expired in share-based payment arrangement		CAD 2.65
Number of share options forfeited in share-based payment arrangement	(383,333)	(800,001)
Weighted average exercise price of share options forfeited in share-based payment arrangement	CAD 2.53	CAD 1.36
Number of share options outstanding in share-based payment arrangement at end of period	37,858,334	33,466,112
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	CAD 1.42	CAD 1.06
Number of share options exercisable in share-based payment arrangement	30,783,334
Weighted average exercise price of share options exercisable in share-based payment arrangement	CAD 1.07